13F-HR

8/15/04

0001103804
#ci2ikbo

NONE
1

Carl Casler
203-863-5039

ccasler@vikingglobal.com

13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors, L.P.
Address:  55 Railroad Avenue, Greenwich, CT 06830

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:       Brian Smith
Title:	Chief Financial Officer
Phone:	203-863-5030
Signature, Place and Date of Signing: Greenwich, CT

    Brian Smith  August 15, 2004

Report Type (Check only one.):
[ X]      13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    76

Form 13F Information Table Value Total: 2,174,246

FORM 13F INFORMATION TABLE
Expr1	NAME OF ISSUER			TITLE OF CLASS	Cusip	VALUEX($1000)	SHARES/PRN AMT	SH/PRN	PUT/CALL	INVSTMT DISCRETN
																	OTHER MANAGERS	SOLE	SHARED	NONE
D	3Com Corp			COMMON STOCK	885535104	10412	1666000	SH		SOLE		1666000
D	Access Pharmaceuticals Inc.	COMMON STOCK	00431M209	3602	550000	SH		SOLE		550000
D	Alliance Capital Management	COMMON STOCK	01855A101	40974	1206900	SH		SOLE		1206900
D	American Home Mortgage Corp.	COMMON STOCK	02660R107	15420	594700	SH		SOLE		594700
D	American Tower -CL A		COMMON STOCK	029912201	23078	1518300	SH		SOLE		1518300
D	Americredit Corp.		COMMON STOCK	03060R101	7401	379003	SH		SOLE		379003
D	Antigenics Inc			COMMON STOCK	037032109	38076	4448200	SH		SOLE		4448200
D	Apollo Group, Inc.		COMMON STOCK	037604105	67047	759400	SH		SOLE		759400
D	Axonyx Inc.			COMMON STOCK	05461R101	4716	900000	SH		SOLE		900000
D	Bank of America Corp.		COMMON STOCK	060505104	20139	238001	SH		SOLE		238001
D	Barr Laboratories Inc		COMMON STOCK	068306109	45838	1360200	SH		SOLE		1360200
D	Best Buy			COMMON STOCK	086516101	44133	869800	SH		SOLE		869800
D	Biogen Idec Inc.		COMMON STOCK	09062X103	46906	741600	SH		SOLE		741600
D	Brocade Communication Systems	COMMON STOCK	111621108	21043	3519000	SH		SOLE		3519000
D	Career Education Corp.		COMMON STOCK	141665109	182385	4003200	SH		SOLE		4003200
D	Carnival Corp.			COMMON STOCK	143658300	35254	750100	SH		SOLE		750100
D	Cell Genesys Inc.		COMMON STOCK	150921104	966	93000	SH		SOLE		93000
D	Cell Therapeutics Inc		COMMON STOCK	150934107	9219	1251000	SH		SOLE		1251000
D	Cephalon Inc			COMMON STOCK	156708109	52066	964200	SH		SOLE		964200
D	Clear Channel Communications	COMMON STOCK	184502102	67005	1813400	SH		SOLE		1813400
D	Cortex Pharmaceuticals, Inc.	COMMON STOCK	220524300	2813	1069600	SH		SOLE		1069600
D	Countrywide Financial Corp.	COMMON STOCK	222372104	140268	1996699	SH		SOLE		1996699
D	Cyberonics			COMMON STOCK	23251P102	25587	767000	SH		SOLE		767000
D	Cyberonics			Put		23251P952	6672	200000	SH		SOLE		200000
D	Dell Computer Corp.		COMMON STOCK	24702R101	53980	1507000	SH		SOLE		1507000
D	Dendreon Corp			COMMON STOCK	24823Q107	796	65000	SH		SOLE		65000
D	Dollar General			COMMON STOCK	256669102	89492	4575300	SH		SOLE		4575300
D	Dun & Bradstreet Corp		COMMON STOCK	26483E100	31089	576700	SH		SOLE		576700
D	Eaton Vance Corp.		COMMON STOCK	278265103	22861	598300	SH		SOLE		598300
D	Emisphere Technologies		COMMON STOCK	291345106	4428	1080000	SH		SOLE		1080000
D	Endocare Inc.			COMMON STOCK	29264P104	1250	500000	SH		SOLE		500000
D	FTI Consulting Inc.		COMMON STOCK	302941109	4423	268100	SH		SOLE		268100
D	Gap Inc.			COMMON STOCK	364760108	34177	1409400	SH		SOLE		1409400
D	GTECH Holdings Corp.		COMMON STOCK	400518106	9002	194400	SH		SOLE		194400
D	Hasbro Inc			COMMON STOCK	418056107	38180	2009500	SH		SOLE		2009500
D	Infineon Technologies-ADR	ADRS STOCKS	45662N103	3073	226000	SH		SOLE		226000
D	Interactivecorp			COMMON STOCK	44919P102	169841	5635100	SH		SOLE		5635100
D	Intermune Inc.			COMMON STOCK	45884X103	29256	1897300	SH		SOLE		1897300
D	Investors Financial Svcs CP	COMMON STOCK	461915100	6759	155100	SH		SOLE		155100
D	JP Morgan Chase & Co.		COMMON STOCK	46625H100	15965	411800	SH		SOLE		411800
D	Kroger Co			COMMON STOCK	501044101	809	44500	SH		SOLE		44500
D	Lamar Advertising Co.		COMMON STOCK	512815101	11184	258000	SH		SOLE		258000
D	Loews Corp. - Carolina Group	COMMON STOCK	540424207	5339	217500	SH		SOLE		217500
D	Lowe's Companies		COMMON STOCK	548661107	45991	875200	SH		SOLE		875200
D	McDonald's Corporation		COMMON STOCK	580135101	42926	1651000	SH		SOLE		1651000
D	Medimmune Inc.			COMMON STOCK	584699102	105814	4523900	SH		SOLE		4523900
D	MI Developments Inc - Cl A	COMMON STOCK	55304X104	29149	1079600	SH		SOLE		1079600
D	Micron Technology Inc.		COMMON STOCK	595112103	11344	741000	SH		SOLE		741000
D	Microsoft Corp			COMMON STOCK	594918104	46781	1638000	SH		SOLE		1638000
D	Millennium Pharmaceuticals	COMMON STOCK	599902103	11180	810200	SH		SOLE		810200
D	Morgan Stanley Dean Witer	COMMON STOCK	617446448	31413	595300	SH		SOLE		595300
D	M-Systems Flash Disk Pioneer	ADRS STOCKS	M7061C100	33800	2267000	SH		SOLE		2267000
D	"Multimedia Games, Inc."	COMMON STOCK	625453105	1137	42400	SH		SOLE		42400
D	Mylan Laboratories		COMMON STOCK	628530107	3037	150000	SH		SOLE		150000
D	Neurochem Inc.			ADRS STOCKS	64125K101	39430	1883000	SH		SOLE		1883000
D	News Corporation Class A	ADRS STOCKS	652487802	80323	2442934	SH		SOLE		2442934
D	Nexmed Inc			COMMON STOCK	652903105	1863	931800	SH		SOLE		931800
D	NTL Inc.			COMMON STOCK	62940M104	89731	1557300	SH		SOLE		1557300
D	Onyx Pharmaceuticals, Inc.	COMMON STOCK	683399109	17155	405000	SH		SOLE		405000
D	Orthodontic Centers of AmerericaCOMMON STOCK	68750P103	2819	344300	SH		SOLE		344300
D	OSI Pharmaceuticals Inc.	COMMON STOCK	671040103	35501	504000	SH		SOLE		504000
D	PalmOne Inc.			COMMON STOCK	69713P107	1769	50899	SH		SOLE		50899
D	PalmSource Inc.			COMMON STOCK	697154102	270	15768	SH		SOLE		15768
D	PMC-Sierra Inc.			COMMON STOCK	69344F106	4667	325230	SH		SOLE		325230
D	Prana Biotechnology LTD.	ADRS STOCKS	739727105	936	200000	SH		SOLE		200000
D	Prometic Life Sciences Inc	COMMON STOCK	74342Q104	2430	1500000	SH		SOLE		1500000
D	Regal Entertainment Group	COMMON STOCK	758766109	21436	1184310	SH		SOLE		1184310
D	Schering-Plough Corp.		COMMON STOCK	806605101	923	50000	SH		SOLE		50000
D	Sprint Corp.			COMMON STOCK	852061100	10348	588000	SH		SOLE		588000
D	Strayer Education Inc.		COMMON STOCK	863236105	17293	155000	SH		SOLE		155000
D	Valentis Inc.			COMMON STOCK	91913E302	962	138300	SH		SOLE		138300
D	Vion Pharmaceuticals Inc.	COMMON STOCK	927624106	2079	500000	SH		SOLE		500000
D	ViroPharma Inc.			COMMON STOCK	928241108	776	434000	SH		SOLE		434000
D	W.P. Stewart & Co. Ltd.		COMMON STOCK	G84922106	11970	584200	SH		SOLE		584200
D	Wal-Mart Stores Inc		COMMON STOCK	931142103	17832	338000	SH		SOLE		338000
D	Webster Financial Corp		COMMON STOCK	947890109	8237	175200	SH		SOLE		175200




S REPORT SUMMARY 76 DATA RECORDS 2,174,246
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled All information following this line is informational and should not be included in the SEC Filing.